Loan Receivables	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Loan Receivables

8 LOAN RECEIVABLES

	As of March 31,
	2023	2024
	RMB	RMB
Loan receivables - principal	60,633	35,229
- service fee	261	284
Allowance for credit losses	(28,665)	(3,949)
Loan receivables, net	32,229	31,564

Movement of allowance for credit losses is as follows:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	(28,615)	(28,195)	(28,665)
Cumulative effect of adoption of new accounting standard (Note 2 (k))	—	—	(1,312)
Reversals/(provisions)	420	(470)	(167)
Write-off	—	—	26,195
Balance at end of year	(28,195)	(28,665)	(3,949)